J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.13

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	304099177	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304302395	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304099191	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Open) State Testing - Late Fees Test- This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of New York allows for a maximum 2% late fee, the loan has a 5% late fee. The loan fails the late fees test by 3%. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is not sufficient to cure the finding. The Income documents do not address the late fee. Provide evidence the late fee has been modified. (Upheld)	(Clear) DTI - Exceeds Guidelines- The DTI exceeds Originator Guidelines. The income used at origination was $XXXX, the reviewed income was $XXXX, which increased the DTI to XX%, above the guideline maximum of 50%. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	304302393	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304254617	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304099174	XXXX	XX/XX/XXXX	XXXX	Non-QM	(Clear) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

Response 1 (03/11/2024 10:50AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HELOC Initial/Early Disclosure - Missing-

The loan file does not contain the initial HELOC disclosure.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding.The HELOC Brochure provided cannot be used in lieu of the HELOC Initial Disclosure.(Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The referenced documentation was not received.Please provide the HELOC Initial disclosure for review. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HELOC Brochure - Late-

Additional Finding: XX/XX/XXXX. There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower within three business days of application. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The disclosure tracker provided does not list the HELOC brochure as a document sent to the borrower on XX/XX/XXXX, Evidence the borrower was provided a copy of the HELOC brochure to the borrower within 3 days of application is required. (Upheld)

(Open) HELOC Initial/Early Disclosure - Late-

Additional Finding: XX/XX/XXXX. The Initial HELOC Disclosure was not provided to the borrower/s within three business days of application.

								(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	304632853	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304632942	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) Missing Itemization of HELOC Closing Fees- It could not be determined that the Settlement Statement provided in the loan file was the final binding statement of closing fees. The Settlement Statement was not executed. Response 1 (XX/XX/XXXX XX:XXPM) Documents not received. Please resubmit. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		2	1	1	1	2	1	N/A	N/A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A
XXXX	304632846	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304477091	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The date of the Trust listed in the mortgage does not match the date of the Trust listed in the Trust documents. The mortgage has trust date of XX/XX/XXXX; however, the trust documents are dated XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Mortgage provided was in the original loan file and does not have the correct Trust date. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete / Inaccurate-

The Note was not completed accurately. The date of the Trust listed in the Note does not match the date of the Trust listed in the Trust documents. The Note has trust date of XX/XX/XXXX; however, the trust documents are dated XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Note provided was in the original loan file and does not have the correct Trust date. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	304477092	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) ROR - Non-Borrower/Missing-

The file contains no evidence that the Right to Cancel was provided to the non-borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
The documents provided were not for the subject transaction. Please re-submit documents. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Rescission needs to be re-opened for both parties. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Rescission documents received and look acceptable. The exception will be able to be cleared once the new rescission period expires. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
There-opened rescission expired clearing the exception.(Resolved)

(Open) State Testing - Prepayment Penalty-

This loan failed the prepayment penalty test. (XX ST § 1343.011(C)(1)) A prepayment penalty may be provided on residential mortgage obligations not in excess of one per cent of the original principal amount of the residential mortgage. The loan fails the prepayment penalty test by $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B